Financial Instruments - Summary of Long Term Notes Payable (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 182,074	$ 9,339		$ 177,022
CEMEX Finance LLC October 2022 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount						$ 1,044	$ 1,044
CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | €			€ 400
CEMEX, S.A.B. de C.V. January 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount								$ 385	$ 242
CEMEX, S.A.B. de C.V. December 2019 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount					$ 611			$ 90
CEMEX, S.A.B. de C.V. October 2018 Variable Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount									$ 178
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	113,307			137,136
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 109			125
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 16, 2016
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.75%	7.75%	7.75%
Maturity date	Apr. 16, 2026
Repurchased amount		$ 0
Long term borrowings	$ 19,575	$ 1,000		19,568
Notes payable [member] | CEMEX Materials, LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 02, 2003
Issuer	CEMEX Materials LLC
Currency	Dollar
Principal amount	$ 150
Rate	7.70%	7.70%	7.70%
Maturity date	Jul. 21, 2025
Repurchased amount		$ 0
Long term borrowings	$ 3,042	$ 150		3,061
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 750
Rate	6.125%	6.125%	6.125%
Maturity date	May 05, 2025
Repurchased amount		$ 0
Long term borrowings	$ 14,696	$ 750		14,691
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,100
Rate	5.70%	5.70%	5.70%
Maturity date	Jan. 11, 2025
Repurchased amount		$ (29)
Long term borrowings	$ 20,994	$ 1,071		20,988
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Dec. 05, 2017
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 650
Rate	2.75%	2.75%	2.75%
Maturity date	Dec. 05, 2024
Repurchased amount		$ 0
Long term borrowings	$ 14,572	$ 745		15,257
Notes payable [member] | CEMEX Finance LLC June 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 14, 2016
Issuer	CEMEX Finance LLC
Currency	Euro
Principal amount	$ 400
Rate	4.625%	4.625%	4.625%
Maturity date	Jun. 15, 2024
Repurchased amount		$ 0
Long term borrowings	$ 8,968	$ 458		9,390
Notes payable [member] | CEMEX Finance LLC April 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2014
Issuer	CEMEX Finance LLC
Currency	Dollar
Principal amount	$ 1,000
Rate	6.00%	6.00%	6.00%
Maturity date	Apr. 01, 2024
Repurchased amount		$ (10)
Long term borrowings	$ 18,995	$ 990		18,924
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2023 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 550
Rate	4.375%	4.375%	4.375%
Maturity date	Mar. 05, 2023
Repurchased amount		$ 0
Long term borrowings	$ 12,356	$ 630		12,938
Notes payable [member] | CEMEX Finance LLC October 2022 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 12, 2012
Issuer	CEMEX Finance LLC
Currency	Dollar
Principal amount	$ 1,500
Rate	9.375%	9.375%	9.375%
Maturity date	Oct. 12, 2022
Repurchased amount		$ (1,500)
Long term borrowings	$ 0	$ 0		0
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 400
Rate	4.75%	4.75%	4.75%
Maturity date	Jan. 11, 2022
Repurchased amount		$ (480)
Long term borrowings	$ 0	$ 0		9,434
Notes payable [member] | CEMEX Finance LLC April 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2014
Issuer	CEMEX Finance LLC
Currency	Euro
Principal amount	$ 400
Rate	5.25%	5.25%	5.25%
Maturity date	Apr. 01, 2021
Repurchased amount		$ (480)
Long term borrowings	$ 0	$ 0		0
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 02, 2013
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.25%	7.25%	7.25%
Maturity date	Jan. 15, 2021
Repurchased amount		$ (1,000)
Long term borrowings	$ 0	$ 0		6,606
Notes payable [member] | CEMEX, S.A.B. de C.V. December 2019 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Aug. 12, 2013
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	6.50%	6.50%	6.50%
Maturity date	Dec. 10, 2019
Repurchased amount		$ (1,000)
Long term borrowings	$ 0	0		0
Notes payable [member] | CEMEX, S.A.B. de C.V. October 2018 Variable Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 02, 2013
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 500
Maturity date	Oct. 15, 2018
Repurchased amount		(500)
Long term borrowings	$ 0	$ 0		$ 6,154